Parent Company Financial Statements - Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities:
Net income (loss)	$ 12,694	$ 6,775	$ 17,171	$ (4,828)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on sales of investment securities	(6,943)	(3,096)	(8,682)	(2,321)
Stock-based compensation expense	888	1,540	2,635	4,320
Deferred tax benefit			1,026	(4,323)
Decrease (increase) in other assets	(14,615)	(13,427)	4,510	12,555
Increase (decrease) in other liabilities	54,518	34,302	(26,835)	(3,952)
Net cash provided by operating activities	44,021	26,019	36,219	122,384
Cash flows from investing activities:
Purchases of investment securities	(882,054)	(603,827)	(1,019,381)	(1,034,679)
Net cash provided by (used in) investing activities	(781,206)	(199,455)	(640,681)	74,359
Cash Flows From Financing Activities:
Payment to repurchase common stock			(18,751)
Deferred costs from capital raise	(335)		(101)	(464)
Net cash provided by (used in) financing activities	628,578	273,480	747,459	(164,074)
Net decrease in cash	(108,607)	100,044	142,997	32,669
Cash and Cash Equivalents at Beginning of Period	239,217	96,220	96,220	63,551
Cash and Cash Equivalents at End of Period	130,610	196,264	239,217	96,220
Parent Company [Member]
Cash Flows From Operating Activities:
Net income (loss)			17,171	(4,828)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed earnings (loss) of subsidiary			(18,131)	1,822
Gain on sales of investment securities			(11)
Stock-based compensation expense			362	2,081
Deferred tax benefit			102	(725)
Decrease (increase) in other assets			(3,195)	(1,263)
Increase (decrease) in other liabilities			213	(308)
Net cash provided by operating activities			(3,489)	(3,221)
Cash flows from investing activities:
Purchases of investment securities			(189,729)
Sales, paydown and maturities of investment securities			99,399
Capital contribution in subsidiary			(20,000)
Net cash provided by (used in) investing activities			(110,330)
Cash Flows From Financing Activities:
Payment to repurchase common stock			(18,751)
Deferred costs from capital raise			(101)	(464)
Net cash provided by (used in) financing activities			(18,852)	(464)
Net decrease in cash			(132,671)	(3,685)
Cash and Cash Equivalents at Beginning of Period		270,929	270,929	274,614
Cash and Cash Equivalents at End of Period			$ 138,258	$ 270,929